CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
NET INCOME (LOSS)		$ (83,959)	$ (269,844)	$ (211,323)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on acquisition
Depreciation expense
Amortization of financing costs
Write-off of bad debts			(100,000)
Changes in operating assets and liabilities:
Increase accounts receivable				(37,500)
Decrease in inventory
Increase in prepaid expenses
Increase (decrease) in accounts payable and accrued expenses		77,063	158,686	194,095
Increase in uncertain tax position
Decrease in deferred tax liability and prepaid tax
Increase in other liabilitites
Net provided by (used in) operating activities		(6,896)	(11,158)	(54,728)
INVESTING ACTIVITIES
Cash acquired in acquisition
Purchase of equipment
Net cash provided by investing activities
FINANCING ACTIVITIES
Financings costs
Principal payments on capital lease obligation
Loans from (repayments to) related party		6,566
Proceeds (repayment) from bank overdraft			11	(446)
Loans from related party			10,732	55,589
Net cash provided by (used in) financing activities		6,566	10,743	55,143
NET INCREASE (DECREASE) IN CASH		(330)	(415)	415
CASH
Beginning of period		415	415
End of period		85		415
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid
Income taxes paid
As Restated [Member]
OPERATING ACTIVITIES
NET INCOME (LOSS)	(335,402)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on acquisition	(274,281)
Depreciation expense	450,000
Amortization of financing costs	14,474
Changes in operating assets and liabilities:
Increase accounts receivable	(143,051)
Decrease in inventory	683,457
Increase in prepaid expenses	(218,592)
Increase (decrease) in accounts payable and accrued expenses	203,512
Increase in uncertain tax position	1,000
Decrease in deferred tax liability and prepaid tax	(260,323)
Increase in other liabilitites	(1,257)
Net provided by (used in) operating activities	119,537
INVESTING ACTIVITIES
Cash acquired in acquisition	338,411
Purchase of equipment	(89,012)
Net cash provided by investing activities	249,399
FINANCING ACTIVITIES
Financings costs	(153,947)
Principal payments on capital lease obligation	(49,516)
Loans from (repayments to) related party	3,768
Net cash provided by (used in) financing activities	(199,695)
NET INCREASE (DECREASE) IN CASH	169,241
CASH
Beginning of period
End of period	169,241
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	109,483
Income taxes paid